Note 9 - Stock-based Awards: Share-based Compensation, Stock Options, Activity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Share-based Compensation, Stock Options, Activity

	Options	Weighted Average Exercise Price

Outstanding at September 30, 2016	2,055,419	$0.56
Granted	250,000	$0.33
Exercised	-	-
Expired	(8,334)	$(6.48)
Outstanding at March 31, 2017	2,297,085	$0.51
Exercisable at March 31, 2017	2,109,585	$0.53

Weighted average fair value of options granted during the three months ended March 31, 2017		$0.24

Average remaining contractual term of options outstanding and exercisable at March 31, 2017 (years)		3.95

	Shares	Weighted Average Exercise Price
Outstanding at September 30, 2014	203,334	$9.09
Granted	399,189	0.50
Exercised	-	-
Expired	(68,745)	(10.56)
Outstanding at September 30, 2015	533,778	$2.48
Exercisable at September 30, 2015	533,778	$2.48
Weighted average fair value of options granted during the year ended September 30, 2015		$0.32

Outstanding at September 30, 2015	533,778	$2.48
Granted	1,793,837	0.40
Exercised	-	-
Expired	(272,196)	(3.28)
Outstanding at September 30, 2016	2,055,419	$0.56
Exercisable at September 30, 2016	2,055,419	$0.56
Weighted average fair value of options granted during the year ended September 30, 2016		$$0.30